STOCK-BASED COMPENSATION PLAN (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCK-BASED COMPENSATION PLANS
Compensation cost from continuing operations under the Stock Incentive Plan

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Compensation costs	$6	$2	$20	$17

	Year ended December 31,
	2011	2010	2009
Compensation cost	$22	$24	$16

Assumptions used to calculate fair value of each stock option award estimated on the date of grant using the Black-Scholes valuation model

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Dividend yield	NA	3.6%	3.0%	2.3%
Expected volatility	NA	65.0%	65.3%	65.6%
Risk-free interest rate	NA	1.8%	1.3%	2.8%
Expected life of stock options granted during the period	NA	6.6 years	6.6 years	6.6 years

	Year ended December 31,
	2011	2010	2009
Dividend yield	2.3%	3.0%	15.4%
Expected volatility	65.6%	69.0%	70.4%
Risk-free interest rate	2.8%	3.1%	2.5%
Expected life of stock options granted during the period	6.6 years	6.6 years	6.6 years

Summary of stock option activity under the Stock Incentive Plan

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2012	10,345	$13.83
Granted	1,363	13.41
Exercised	(661)	3.25
Forfeited	(251)	19.76

Outstanding at September 30, 2012	10,796	14.29	5.6	$41

Exercisable at September 30, 2012	8,643	14.27	4.8	38

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2011	10,997	$12.28
Granted	953	17.51
Exercised	(1,268)	2.82
Forfeited	(337)	15.14

Outstanding at December 31, 2011	10,345	13.83	5.9	$27

Exercisable at December 31, 2011	7,089	16.34	5.0	13

Summary of status of nonvested shares under the Stock Incentive Plan

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2012	2,287		$9.92	1,100	$9.42
Granted	934		13.41	383	13.41
Vested	(1,395)	(1)	7.07	(760)	6.53
Forfeited	(27)		15.26	(63)	15.32

Nonvested at September 30, 2012	1,799		13.86	660	14.51

(1)
As of September 30, 2012, a total of 516,338 restricted stock units were vested, of which 72,161 vested during the nine months ended September 30, 2012. These shares have not been reflected as vested shares in this table because in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment.

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2011	3,126		$6.95	1,642	$6.05
Granted	675		17.55	311	17.59
Vested	(1,500	)(1)	7.20	(729)	5.55
Forfeited	(14)		4.98	(124)	7.99

Nonvested at December 31, 2011	2,287		9.92	1,100	9.42

(1)
As of December 31, 2011, a total of 444,177 restricted stock units were vested, of which 115,045 vested during 2011. Only 176,327 of these shares have been reflected as vested shares in this table because, in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment.